Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party

12. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011 and 2010, the Company engaged in related party transactions as follows:

Secured note payable: During 2007, the Company entered into a line of credit agreement with SAI Corporation ("SAIC"), a corporation controlled by our CEO, Stephen Sperco (“SS”), to borrow up to $500,000. On February 28, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $700,000 and on February 28, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. As condition to and as additional consideration for SAIC’s agreement to lend the funds to the Company, the Company granted SAIC a security interest in its assets as more specifically detailed in the Promissory Note and Security Agreement, and increased the interest rate from 12% to 15% per annum. On July 14, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $900,000 and on July 31, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $40,000 origination fee and (2) Sperco Technology Group, Inc. (“STG”), a corporation controlled by SS, all past due amounts totaling $104,972. On August 14, 2008, the Company entered into a short term unsecured loan with SAIC to meet its working capital needs to borrow $65,000. Upon borrowing the $65,000, the Company agreed to pay SAIC a $6,500 origination fee and to repay SAIC with the first available funds once the August 15, 2008 payroll and medical insurance premium was paid. The Company paid the $65,000 loan and $6,500 fee on August 15, 2008. On August 28, 2008, the Company borrowed $50,000 from SAIC and agreed to pay SAIC a $5,000 origination fee. The Company paid the $50,000 funds borrowed and $5,000 fee on September 11, 2008. On October 16, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $1,100,000 and on October 21, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $20,000 origination fee and (2) STG all past due amounts totaling $56,837. On February 23, 2009, the line of credit agreement with SAIC was amended to increase the borrowing to $1,300,000 and on February 26, 2009, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay SAIC a $20,000 origination fee.

The note payable to SAIC is due on demand and pursuant to the terms of the note; SAIC made a demand for payment during 2009.  Thirty days elapsed since SAIC made demand for payment and we were unable to repay SAIC and, as a result, this debt was in default in the principal amount of $1,300,000. Effective November 7, 2009, as a result of the Company entering into an Asset Sale and Purchase Agreement to sell certain Bluegate Corporation Medical Grade Network (“MGN”) and Healthcare Information Management Systems (“HIMS”) assets to Sperco, LLC (a company controlled by Stephen Sperco) and SAIC, respectively, the principal amount of the SAIC debt was reduced to $1,200,000 and SAIC rescinded its demand for payment. Additionally, interest on the note payable to SAIC was suspended from November 1, 2009 through February 28, 2010. See Disposition of Certain Assets and Business footnote 3.

Effective May 22, 2010, we sold 10 shares of Series D Preferred Stock to SAIC. SAIC agreed to grant a concession to the Company for the purchase of the 10 shares of a newly created Series D Convertible non-Redeemable Preferred Stock, par value $.001, by modifying the existing Promissory Note and Security Agreement as follows: (i) SAIC's waiver of accrued interest of $84,740 for the period from February 1, 2010 through May 22, 2010, and (ii) SAIC's waiver of any applicable interest payments for the period from May 23, 2010 through December 31, 2010 (estimated to be up to $109,973 without any present value effect).

On February 28, 2011, Bluegate borrowed $30,000 from SAIC to settle the lawsuit with Renaissance Healthcare Systems, Inc. through the Chapter 7 Trustee. On December 29, 2011 we issued 20,000,000 shares of common stock to SAIC for the cancellation of 7,500,000 Warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, or a total of $260,000. The conversion and effective purchase price per share was $0.013 when the market price was $0.003; therefore there was no excess of the fair value of the stock over the debt converted.

As of December 31, 2011 and 2010, the Company owed $1,200,000.

During 2011 and 2010, the Company incurred interest expense on the related party note payable debt of $293,760 and $84,486, respectively. At December 31, 2011 and 2010, $90,325 and $26,562 is payable to SAIC and included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet.

Accounts payable to related party: SS is the founder and President of STG. STG is a privately held consulting firm that focuses in the areas of Telecommunications and Information Technology systems. STG provides independent, third party consulting, planning, and facilities management services. At December 31, 2011 and 2010 there were no amounts owed to STG.

SS is the sole manager and member of Sperco, LLC, a Texas limited liability company. On November 7, 2009, as a result of the Company entering into an Asset Sale and Purchase Agreement to sell certain Bluegate Corporation Medical Grade Network (“MGN”) and Healthcare Information Management Systems (“HIMS”) assets to Sperco, LLC, at December 31, 2011 and 2010, $97,664 and $73,092, respectively is payable to Sperco, LLC. Effective January 1, 2010 there were no Bluegate Corporation employees and Sperco, LLC commenced providing management, accounting and administrative services, as well as, network infrastructure and engineering support to Bluegate as needed in exchange for space and associated services. Effective July 1, 2010 Bluegate agreed to pay $15,000 monthly for those services and as of December 31, 2011 and 2010 Bluegate owes $270,000 and $90,000, respectively and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

SS is the sole manager and member of Structured Systems Design, LLC, (“SSD”) a Delaware limited liability company. Effective July 1, 2010 through July 31, 2011, SSD in conjunction with other Sperco entities agreed to pay a monthly amount of $4,000 for office space and associated services to Bluegate for the Sperco entities and as of December 31, 2011 and 2010, Sperco, LLC owed $47,000 and $24,000, respectively. Those amounts have been recorded as a reduction to rent expense and accounts payable to related party and are reflected in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective August 1, 2011, the Sperco entities entered into a lease agreement for space in Suite 350 of the same building and moved from Suite 600 to Suite 350. At the same time, Bluegate relocated to Suite 350 with the Sperco entities and agreed to pay the Sperco entities $1,000 rent on a month-to-month basis which totaled $5,000 for the months from August 1, 2011 through December 31, 2011, and as of December 31, 2011, the $5,000 amount is included in the $320,664 balance under the caption accounts payable to related party on the balance sheet.

Accrued liabilities to related parties: As of December 30, 2011 and 2010: (1) $37,916 of fees accrued to Board of Director member Stephen Sperco ($17,499) and former Board of Director member Dale Geary ($20,417) and (2) $6,000 of accrued vehicle allowances to Stephen Sperco are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet. On December 29, 2011 we issued 20,000,000 shares of common stock for the cancellation of 7,500,000 Warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, or a total of $260,000. As of December 31, 2011 and 2010, accrued interest on the note payable to related party of $90,325 and 26,565, respectively are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet.

Office space: In May 2006 there was an agreement that Manfred Sternberg & Associates may occupy space and use the services of our offices for the term that the Company holds a lease on the property. As a result of the Company entering into a Separation Agreement and Mutual Release in Full of all claims with MS effective November 7, 2009, MS agreed to vacate the Company’s offices on or prior to February 28, 2010. See Disposition of Certain Assets and Business footnote 3.